UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ---------------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     CFO
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland          August 13, 2010
   ----------------------      ------------------------      ---------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         26
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Form 13F Information Table Value Total:    112,248
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                 FORM 13F INFORMATION TABLE AS OF JUNE 30, 2010

                                                                          SHARES/
                                   TITLE                        VALUE      PRN     SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS           CUSIP       X1000     AMOUNT   PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE

Abercrombie & Fitch Co. Cl A       Common          002896207   4,454     145,129   SH             SOLE        No    145,129
Ambassadors Group Inc.             Common          023177108   3,866     342,417   SH             SOLE        No    342,417
American Public Education, Inc.    Common          02913V103   4,330      99,086   SH             SOLE        No     99,086
Ares Capital Corp.                 Closed End Fund 04010L103   6,251     498,848   SH             SOLE        No    498,848
Bank of America Corp               Common          060505104   3,663     254,885   SH             SOLE        No    254,885
Bank of America Corp CW19          Warrants        060505153   1,662     579,040   SH             SOLE        No    579,040
Blue Nile Inc.                     Common          09578R103   3,645      77,422   SH             SOLE        No     77,422
Centerstate Banks of Florida       Common          15201P109     727      72,100   SH             SOLE        No     72,100
Corinthian Colleges Inc.           Common          218868107   4,521     458,975   SH             SOLE        No    458,975
CVS Caremark Corp                  Common          126650100   3,603     122,874   SH             SOLE        No    122,874
DirecTV                            Common          25490A101   3,222      95,000   SH             SOLE        No     95,000
Equinix Inc.                       Common-New      29444U502   6,472      79,689   SH             SOLE        No     79,689
Healthsouth Corp                   Common-New      421924309   5,766     308,187   SH             SOLE        No    308,187
Iberiabank Corp                    Common          450828108   3,543      68,815   SH             SOLE        No     68,815
Lazard Ltd Cl A                    Common          G54050102   3,148     117,854   SH             SOLE        No    117,854
Learning Tree International Inc.   Common          522015106   8,075     744,272   SH             SOLE        No    744,272
Market Leader, Inc.                Common          57056R103   2,089   1,060,222   SH             SOLE        No  1,060,222
Mastercard Inc.                    Common          57636Q104   9,442      47,322   SH             SOLE        No     47,322
Medcath Corporation                Common          58404W109   3,216     409,167   SH             SOLE        No    409,167
Raymond James Financial Inc.       Common          754730109   6,635     268,746   SH             SOLE        No    268,746
Republic Services Inc.             Common          760759100   6,635     223,184   SH             SOLE        No    223,184
SBA Communications Corp Cl A       Common          78388J106   5,252     154,421   SH             SOLE        No    154,421
Shaw Group Inc.                    Common          820280105   2,849      83,258   SH             SOLE        No     83,258
Smurfit-Stone Container Corp       Common          832727101     221   1,050,000   SH             SOLE        No  1,050,000
Visa Inc. Class A                  Common          92826C839   2,830      40,000   SH             SOLE        No     40,000
Williams Controls Inc.             Common-New      969465608   6,131     682,000   SH             SOLE        No    682,000
                                                             112,248   8,082,913                                  8,082,913